SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in condensed consolidated financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended September 30, 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended September 30, 2025. The results of operations for the six months ended March 31, 2026 are not necessarily indicative of the results for the full year.

Uses of estimates

Uses of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the condensed consolidated financial statements and are adjusted to reflect actual experience when necessary. Significant estimates required to be made by management include, but not limited to valuation allowance of deferred tax assets. The Company evaluates its estimates and assumptions on an ongoing basis and its estimates on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results and outcomes may differ significantly from these estimates and assumptions.

Credit Losses

Credit Losses

The Company used ASU 2016-13 Financial Instruments - Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments, which replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under CECL is applicable to financial assets measured at amortized cost, including accounts receivable, deposits in prepayments and other assets. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables and deposits in prepayments and other assets, which include size, types of the services or the products the Company provides, or a combination of these characteristics. The Company considers the historical credit loss experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends in assessing the lifetime expected credit losses. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected. The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible.

As of March 31, 2026 and September 30, 2025, the Company did not have any material amount of allowance for credit losses.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred offering cost

Deferred offering cost

Deferred offering cost consist of underwriting, legal, consulting and other expenses incurred through the reporting date that are directly related to an anticipated offering and that will be charged as a reduction against additional paid-in capital upon the completion of the offering. Should the offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operating expenses

Cash

Cash

Cash comprise cash at banks and cash on hand, which includes deposits with original maturities of three months or less with commercial banks in Singapore and Cayman Island. Disaggregation of cash by currency denomination is set out below:

	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
Singapore dollar	$7,216	$11,228
US dollar	242,767	2,599,705
Total	$249,983	$2,610,933

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses.

Property and equipment, net

Property and equipment, net

Property and equipment, net are recorded at cost less accumulated depreciation. Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their estimated useful lives using the straight-line method, as follows:

Useful life
Electronic equipment	3 years

We review the estimated useful lives of these assets regularly in order to determine the amount of depreciation expense to be recorded during any reporting periods. Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss) in other income or expenses.

Intangible assets, net

Intangible assets, net

Intangible assets, net principally comprising purchased IT system. Separately acquired IT system is shown at historical cost. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. The IT system is amortized over 10 years, using the straight-line method.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the six months ended March 31, 2026 and 2025, respectively.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard, ASC Topic 820, Fair Value Measurements (“ASC Topic 820”) establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measurements. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, amount due from a related party, accounts payable, amount due to related parties, accrued expenses and other liabilities, approximates their recorded values due to their short-term maturities.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on October 1, 2019 using the modified retrospective approach. Revenues were presented under ASC 606 and all subsequent ASUs that modified ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company derives its revenues from two sources: (1) revenue from software development service, and (2) revenue from maintenance services or other similar services. All of the Company’s contracts with customer do not contain cancelable and refund-type provisions.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue recognition (continued)

(1)	Revenue from software development service

The Company’s software development service contracts are primarily on a fixed-price basis with no variable consideration, which require the Company to perform services including designing the software as agreed upon, delivering programming source code and other documents to customer. Upon delivery of the services, customer acceptance is generally required.

There are a list of specification or function modules defined in the contract. Each specification or module are considered related each other because none of them can be delivered to customers separately. In addition, source code and documentation to be delivered to customers is a package of final deliverables, because if the delivery without a source code, the documentation is worthless to customer. Therefore, the obligations are highly interrelated to the final outcomes of the deliverables as a customer requires. As a result, the Company identified that software development service contract contains a single performance obligation, which is to conduct a full package of software development service for the customer as agreed in contracts.

When assessing whether the performance obligation is satisfied at a point in time or over time, following three factors are considered:

(1)	When the Company provides the service, the customer does not receive the benefit simultaneously, because the software developed in progress could not be used by customer as a software for alternative development till it passes its test without a bug.

(2)	When the Company provides the service, it creates an asset. However, this asset is useful for the Company at any progress but worthless for customer, because even if the customer receives the source code from the Company, the customer is not able to modify it, utilize it, improve it or make it useful, if any bugs are detected. In addition, even if the source code is received, the customer is also not able to ask third party to modify it because the time cost to understand the programming logical is high. As a result, the customer is not able to create or enhance the asset created by the Company during the software developing progress.

(3)	The contract does not contain explicit contractual terms entitling the Company to invoice at any point throughout the contract period. In addition, according to attorney’s opinion, the Company may only retain the payment received from the customer and cannot claim service fee for the extra workload completed after last milestone payment. Furthermore, the last 3-4 milestones of most contracts are testing or warranty, which are considered as low workload, but the payment of the last 3-4 milestones takes 50% of total consideration. As a result, the Company considered that the cumulative amount of milestone payments paid by the customers is not expected, at all times throughout the contract, to at least correspond to the amount that would be necessary to compensate the Company for performance completed to date. Therefore, the Company concludes that the Company does not has an enforceable right to payment for performance completed to date.

Because of the above three factors, the Company concludes that the service should be recognized in time upon completion of the performance obligation, when the software is delivered to the customer, and pass the customer’s test.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue recognition (continued)

(2)	Revenue from maintenance services or other similar services

The Company promised to provide maintenance services to customers during a period as defined in a contract. It is a distinct obligation as identified by the contract. When the Company provides the maintenance service, the customer received the benefit simultaneously. As a result, the revenue should be recognized over the period during which the Company provides the services to the customer. As the total price is fixed and the service is considered evenly distributed during the period, the revenue can be amortized on a straight line basis over the contract service period. No returns, refund and other similar obligations are incurred during each reporting period.

The following table disaggregates the Company’s revenue by major sources:

	For the six months ended March 31,
	2026	2025
	(Unaudited)
By revenue type
Software development services	$—	$1,093,327
Maintenance and other similar services	112,399	118,937
Total	$112,399	$1,212,264

The following table summarizes the Company’s revenues recognized at a point in time or over time:

	For the six months ended March 31,
	2026	2025
	(Unaudited)
Timing of revenue recognition
At a point in time	$—	$1,093,327
Over time	112,399	118,937
Total	$112,399	$1,212,264

Contract liability

Contract liability

The Company presents the consideration that a customer pays before the Company transfers a service to the customer as a contract liability when the payment is made. Unearned revenues consist of payments received related to unsatisfied performance obligation at the end of the period, included in advance from customers in the Company’s consolidated balance sheets with the balance of nil and nil as of March 31, 2026 and September 30, 2025, respectively.

Foreign currency translation

Foreign currency translation

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	March 31, 2026	March 31, 2025
RMB Balance sheet items, except for equity accounts	Not applicable	Not applicable
RMB Items in the statements of operations and cash flows	Not applicable	US$1=RMB 7.1896
SGD Balance sheet items, except for equity accounts	US$1=SGD 1.2893	US$1=SGD 1.3445
SGD Items in the statements of operations and cash flows	US$1= SGD 1.2857	US$1= SGD 1.3399

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Segment reporting

Segment reporting

In accordance with ASC Topic 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Group’s CODM uses consolidated net income (or loss) to evaluate performance against budgets and guide resource allocation decisions. As the Company’s long-lived assets are substantially located in the Singapore and substantially the Company’s revenues are derived from the Singapore, no geographical segments are presented. The Company operates and manages its business in software related services as a single segment.